Alambic Mid Cap Growth Plus Fund
ALAMBIC MID CAP GROWTH PLUS FUND SUMMARY
INVESTMENT OBJECTIVE
The Alambic Mid Cap Growth Plus Fund (the "Fund") seeks long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alambic Mid Cap Growth Plus Fund Alambic Mid Cap Growth Plus Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alambic Mid Cap Growth Plus Fund Alambic Mid Cap Growth Plus Fund Shares
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	12.90%
Total Annual Fund Operating Expenses	13.60%
Less Management Fee Reductions and/or Expense Reimbursements	(12.75%)	[1]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.85%
[1]	Alambic Investment Management, LP (the "Adviser") has contractually agreed, until December 31, 2019, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of portfolio transaction and other investment-related costs (including brokerage costs); taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.85% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to December 31, 2019, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until December 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Alambic Mid Cap Growth Plus Fund | Alambic Mid Cap Growth Plus Fund Shares | USD ($)	87	2,681	4,849	8,832

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 183% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in equity of middle capitalization ("mid-cap") companies, which the Fund defines as those companies that have a market capitalization at the time of purchase equal to or less than the Russell Mid Cap® Index (between $2.5 billion and - $34.7 billion as of May 11, 2018). The equity securities in which the Fund will primarily invest include U.S.-listed and U.S. dollar-denominated common stock, preferred stock, and convertible stocks; shares in real-estate investment trusts ("REITs"); and investments in foreign equity securities through U.S. stock exchange-listed American Depository Receipts ("ADRs"). The Fund invests in securities of companies operating in a broad range of industries and sectors, although it may focus on sectors depending on market conditions and investment opportunities.

The Adviser to the Fund uses the systematic application of fundamental analysis practices and other quantitative methods as the primary forces driving investment selection. Our proprietary return forecasting model consider the following categories of factors:

•	Fundamental Valuation that analyzes revenues, cash flows, earnings, enterprise value, and price-to-book factors;

•	Fundamental Quality, that includes asset and inventory turnover ratios;

•	Behavioral Components, such as a tendency for investors to generally be over excited about very high-growth companies continuing to grow quickly or to be overly optimistic about very low growth companies recovering quickly, which may impact both the fundamental valuation and fundamental quality factors; and

•	Momentum Indicators, such as increasing cash flows, that affect the growth rate of issuers.

Through this model, the Adviser identifies and invests in those securities of companies across a range of market segments the Adviser believes have above-average growth potential.

The Fund may engage in active trading of securities as part of its principal investment strategy.

The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets when the Adviser identifies promising opportunities, or manage cash levels in the Fund's portfolio.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund is not intended to be a complete investment program. The principal risks of an investment in the Fund are generally described below.

Active Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. Due to the active management of the Fund by the Adviser, the Fund could underperform its benchmark index or other funds with similar investment objectives and strategies. The Adviser's method of security selection may not be successful. In addition, the Adviser may select investments that fail to perform as anticipated.

Equity Securities Risk. The equity portion of the Fund's portfolio will generally be comprised of U.S. common stock and may include preferred stock and convertible securities. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, the price of the Fund's shares will also decline.

•	Convertible Securities Risk. Convertible securities are securities that are convertible into common stock and include convertible bonds, convertible preferred stocks, and warrants. Convertible securities are subject to the risks of both debt securities and equity securities.

•	Mid-Capitalization Risk. Investments in equity securities issued by mid-capitalization companies may be more susceptible to economic, market, and industry changes than equity securities issued by larger companies because mid-capitalization companies can have less seasoned management experience, less financial resources, narrower product diversification, and less competitive strength than larger companies.

•	Preferred Stock Risk. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stock owners but after bond owners. Preferred stock is subject to interest rate risk, and may have mandatory sinking fund or call provisions, which can have a negative impact on the stock's price when interest rates decline.

•	REIT Risk. The Fund may invest in equity securities issued by REITs, which are investment vehicles that generally hold income-producing real-estate related assets. Securities issued by REITs are generally publicly traded on national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. REITs are susceptible to real estate risks, including risks related to changes in interest rates, changes in property taxes, operating expenses, possible declines in the value of and demand for real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a given market and environmental problems. REIT operating expenses are separate from those of the Fund and, therefore, the Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Foreign Securities Risk. Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

•	ADR Risk. ADRs are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Growth Investing Risk. Investments in growth stocks present the risks that the stocks' valuation growth will not be realized, the stocks react differently than the market as whole or other types of stock, and the stocks are more sensitive to changes in their companies' earnings and more volatile than other types of stock. In addition, the Fund's growth investment style may go out of favor with investors during certain parts of the market cycle, which may negatively affect the Fund's performance.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Portfolio Turnover Risk. The Adviser's investment process is expected to result in a high portfolio turnover rate. Frequent and active trading may result in greater expenses to the Fund, which may then reduce the Fund's returns and increase taxable distributions to shareholders.

Quantitative Model Risk. The Adviser uses a proprietary quantitative model that may be subject to programming errors, poor data sets, and disruptions or obsolescence in technology.

Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-888-890-8988 or by visiting the Fund's website at www.alambicfunds.com.

Calendar Year Returns

The Fund's year-to-date return through September 30, 2018 is 3.98%. Quarterly Returns During This Time Period Highest: 6.83% (quarter ended March 31, 2017) Lowest: 2.54% (quarter ended June 30, 2017)
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - Alambic Mid Cap Growth Plus Fund	1 Year	Since Inception	Inception Date
Alambic Mid Cap Growth Plus Fund Shares	21.29%	20.68%	Dec. 29, 2016
Alambic Mid Cap Growth Plus Fund Shares | After Taxes on Distributions	21.21%	20.61%	Dec. 29, 2016
Alambic Mid Cap Growth Plus Fund Shares | After Taxes on Distributions and Sales	12.11%	15.76%	Dec. 29, 2016
Russell Midcap Growth Total Return Index (reflects no deduction for fees, expense or taxes)	25.27%	24.43%	Dec. 29, 2016

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").